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February 18, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Angel Oak Financial Strategies Income Term Trust Proxy Statement/Prospectus Filing on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of Angel Oak Financial Strategies Income Term Trust (the “Acquiring Fund”), a closed-end management investment company, is a registration statement on Form N-14 (the “Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”). This Registration Statement is being filed in connection with the reorganization of the Vivaldi Opportunities Fund (the “Acquired Fund” and together with the Acquiring Fund, the “Funds”), a closed-end management investment company, with and into the Acquiring Fund, in exchange for newly issued common shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of the accrued and unpaid liabilities of the Acquired Fund (the “Reorganization”). The Registration Statement includes a proxy statement/prospectus, statement of additional information, Part C, other information and exhibits. The Registration Statement also includes a notice of meeting and form of proxy that are proposed to be used in connection with a special meeting of shareholders of the Acquired Fund.

The Acquiring Fund undertakes to file an additional pre-effective amendment to the Registration Statement to complete any disclosure items and include any additional exhibits that may be necessary in order to complete the Registration Statement and to respond to any comments from the staff (“Staff”) of the Securities and Exchange Commission (“SEC”) that might be received with respect to the Registration Statement. The shares being registered under the Registration Statement are in addition to shares registered on the Acquiring Fund’s registration statement on Form N-2 (File Nos. 333-225967 and 811-23358). The Acquiring Fund will submit payment of the necessary registration fee for the newly issued shares and provide the certification as to payment of the registration fee in a future pre-effective amendment to the Registration Statement.

We note that we spoke with Chad Eskildsen of the Staff regarding the dates used in the pro forma financial statements and he suggested that we note that in our transmittal letter. Mr. Eskildsen also suggested that we provide our analysis supporting the conclusion that the Acquiring Fund serve as the accounting survivor of the Reorganization under the factors set forth in North American Security Trust, SEC No-Action Letter (pub. avail. Aug. 5, 1994) (“NAST Letter”). Please refer to Appendix A for our analysis under the NAST Letter.

February 18, 2020 Page 2

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3304.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen

Appendix A

This Appendix A provides supplemental information regarding the Reorganization and, in particular, the proposed accounting survivor of the Reorganization under the factors set forth in the NAST Letter. For the reasons set forth below, we believe that the Acquiring Fund has been properly designated as the accounting survivor in a manner consistent with the application of the NAST Letter factors. For the purposes of this letter, the Acquiring Fund, as it would exist after the completion of the Reorganization, is referred to as the “Combined Fund.”

The NAST Letter

The NAST Letter sets forth the factors that the SEC staff (the “Staff”) believes are relevant to the continuation of a performance record in a reorganization transaction, and it has also been applied more generally to an analysis of the accounting survivor in a fund reorganization. The standards articulated by the Staff in the NAST Letter are as follows:

In determining whether a surviving fund, or a new fund resulting from a reorganization, may use the historical performance of one of several predecessor funds, funds should compare the attributes of the surviving or new fund and the predecessor funds to determine which predecessor fund, if any, the surviving or new fund most closely resembles. Among other factors, funds should compare the various funds’ investment advisers; investment objectives, policies, and restrictions; expense structures and expense ratios; asset size; and portfolio composition. These factors are substantially similar to the factors the staff considers in determining the accounting survivor of a business combination involving investment companies. We believe that, generally, the survivor of a business combination for accounting purposes, i.e., the fund whose financial statements are carried forward, will be the fund whose historical performance may be used by a new or surviving fund.

We believe that the parties to a fund reorganization transaction are entitled to deference with respect to their determination of the accounting survivor in a reorganization transaction when they have duly considered the foregoing factors with respect to a particular transaction. As the Staff stated in The Riverfront Funds, Inc., SEC No-Action Letter (pub. avail. Nov. 8, 1995), “[w]e express no opinion with respect to your analysis of the treatment of the MIM Stock Appreciation Fund as the surviving fund, as this is primarily a factual determination.” (emphasis added).

The following analysis applies each of the foregoing factors from the NAST Letter to the Reorganization and clearly supports the finding that, with respect to the Reorganization, the Acquiring Fund has been appropriately designated as the accounting survivor.

Investment Advisers

Vivaldi Asset Management, LLC (“Vivaldi”) serves as the investment adviser of the Acquired Fund. The Acquired Fund employs a “multi-manager” approach whereby the Acquired Fund’s assets are allocated amongst Vivaldi and one or more sub-advisers as determined by Vivaldi. Currently, RiverNorth Capital Management, LLC (“RiverNorth”) and Angel Oak Capital Advisors, LLC (“Angel Oak”) serve as sub-advisers to the Acquired Fund. In its role as a sub-adviser to the Acquired Fund, Angel Oak manages a portion of the Acquired Fund’s portfolio and invests in collateralized loan obligations and non-agency, residential mortgage-backed securities. The portfolio managers who are primarily responsible for the day-to-day management of the Acquired Fund are Michael Peck, Scott Hergott, Brian Murphy, Kyle Mowery, Jeff O’Brien and Daniel Lance. The portfolio managers who are primarily responsible for the day-to-day management of RiverNorth’s allocated portion of the Acquired Fund’s portfolio are Patrick Galley and Stephen O’Neill, and the Angel Oak portfolio managers who are primarily responsible for the day-to-day management of the Angel Oak’s allocated portion of the Acquired Fund’s portfolio are Sreeni Prabhu, the Chief Investment Officer of Angel Oak, and a team including Matthew Kennedy, Colin McBurnette, Sam Dunlop and Berkin Kologlu.

Angel Oak serves as the investment adviser of the Acquiring Fund and is fully responsible for the management of the Acquiring Fund’s activities and for making investment decisions for the Acquiring Fund’s portfolio. The Acquiring Fund does not make use of any sub-advisers and invests primarily in debt issued by financial institutions. The portfolio managers who are primarily responsible for the day-to-day management of the Acquiring Fund’s portfolio are Sreeni Prabhu, and a team including Johannes Palsson, Navid Abghari and Cheryl Pate.

Because the investment adviser and portfolio management team of the Combined Fund after the Reorganization will be the investment adviser and portfolio management team of the Acquiring Fund, this factor supports the designation of the Acquiring Fund as the accounting survivor of the Reorganization.

Investment Objectives, Policies, and Restrictions

The Funds’ investment objectives are significantly different. The investment objective of the Acquired Fund is to seek to earn a high level of current income with a secondary objective of capital appreciation. The investment objective of the Acquiring Fund is to seek current income with a secondary objective of total return. Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

The Funds’ principal investment strategies also are significantly different. In summary, the Acquired Fund’s principal investment strategies reflect a multi-manager approach to invest in opportunistic equity and fixed-income, multi-strategy fixed-income and arbitrage strategies that invest in different asset classes, securities and derivative instruments. By contrast, the Acquiring Fund’s principal investment strategies provide that the Fund will normally invest at least 80% of its assets in debt issued by financial institutions. There are other significant differences in the strategies, techniques, and investment processes employed on behalf of the Funds. While the Funds’ fundamental investment policies and restrictions are generally substantially similar, there are key differences with respect to the ability of each Fund to act as an underwriter of securities or as a lender, as reflected in the Registration Statement.

Because the investment objectives, principal investment strategies and fundamental investment policies and restrictions of the Combined Fund will be those of the Acquiring Fund, this factor supports the designation of the Acquiring Fund as the accounting survivor of the Reorganization.

Expense Structures and Expense Ratios

The Acquiring Fund has a substantially different expense structure and total operating expense ratio than the Acquired Fund. The Acquiring Fund is subject to a management fee of 1.35% of the average daily value of the Fund’s “Managed Assets”, whereas the Acquired Fund is subject to a management fee of 1.40% of the average daily value of the Fund’s Managed Assets. The Acquired Fund is subject to certain dividend and interest expenses on short sales, while the Acquiring Fund does not have these expenses. While both Funds are subject to interest payments on borrowed funds, the Acquiring Fund’s expenses for interest payments are higher than those of the Acquired Fund. The Acquired Fund is subject to significant acquired fund fees and expenses, while the Acquiring Fund does not have these expenses. The Funds’ respective amounts of other expenses also significantly differ.

Because the expense structure and total expense ratio of the Combined Fund is expected to more closely resemble the expense structure and total expense ratio of the Acquiring Fund at the time of the Reorganization, this factor supports the designation of the Acquiring Fund as the accounting survivor of the Reorganization.

Asset Size

As of December 31, 2019, the Acquiring Fund had approximately $233 million in net assets. As of December 31, 2019, the Acquired Fund had approximately $82 million in net assets. The Acquiring Fund is expected to continue to have substantially more net assets than the Acquired Fund at the time leading up to the closing of the Reorganization. Because the asset size of the Acquiring Fund are higher and the asset size of the Combined Fund will more closely resemble the asset size of the Acquiring Fund at the time of the Reorganization, this factor supports the designation of the Acquiring Fund as the accounting survivor of the Reorganization.

Portfolio Composition

The portfolio composition of the Acquiring Fund is significantly different from the portfolio composition of the Acquired Fund. In fact, as discussed in the Registration Statement, it is anticipated that the vast majority of the securities held by the Acquired Fund will be sold by the Acquired Fund. Because the portfolio composition of the Combined Fund will more closely resemble the portfolio composition of the Acquiring Fund at the time of the Reorganization, this factor supports the designation of the Acquiring Fund as the accounting survivor of the Reorganization.

Conclusion

For each of the reasons cited above, we believe that the Surviving Fund should clearly be deemed the accounting survivor under the factors set forth in the NAST Letter. While the Acquiring Fund has a shorter operating history than the Acquired Fund,1 we do not believe this fact alone can reasonably be deemed to outweigh each of the enumerated NAST Letter factors discussed above, each of which supports designating the Acquiring Fund as the accounting survivor of the Reorganization. We also believe the legal form of the Reorganization, in which the Acquiring Fund is the legal survivor of the Reorganization, deserves deference. Additionally, the ticker symbol of the Combined Fund will be “FINS”, which is the ticker symbol of the Acquiring Fund. Moreover, the Board and all of the service providers of the Combined Fund will be those of the Acquiring Fund.

The Boards of the Acquired Fund and the Acquiring Fund were each fully informed regarding the proposed status of the Acquiring Fund as the accounting survivor in the Reorganization, and the Boards have relied upon the advice of counsel, and independent legal counsel, as applicable, in making a fully informed business judgment to approve the Reorganization with the expectation that the Acquiring Fund would be the accounting survivor. Overall, we believe it is clear that, based on an application of the factors set forth in the NAST Letter to the factual circumstances of the Reorganization, the Acquiring Fund should serve as the accounting survivor of the Reorganization.

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We trust that the foregoing is responsive to your request for supplemental information regarding the Reorganization and the basis for identifying the Surviving Fund as the accounting survivor of the Reorganization. Should you have any questions or comments, please contact Stephen T. Cohen at 202.261.3304 or stephen.cohen@dechert.com.

[1]	The Acquiring Fund commenced investment operations on May 29, 2019, and the Acquired Fund commenced investment operations on October 2, 2017.

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